Credit risk - Provisions for loan commitment and financial guarantees (Details) - ECL movement on loan commitments and other financial guarantees £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	£ 19
Net transfers between stages	0
Business activity in the year	5
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Limit management and final repayments	(2)
Ending balance	14
Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	114,303
Net transfers between stages	0
Business activity in the year	7,131
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8,787)
Limit management and final repayments	(5,997)
Disposals	(5,430)
Ending balance	101,220
Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	4,084
Net transfers between stages	0
Business activity in the year	363
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	189
Limit management and final repayments	(593)
Disposals	(774)
Ending balance	3,269
Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	245,598
Net transfers between stages	0
Business activity in the year	53,845
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,827)
Limit management and final repayments	(52,076)
Ending balance	241,540
ECL | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
ECL | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(50)
Net transfers between stages	0
Business activity in the year	(6)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	7
Disposals	0
Ending balance	(46)
ECL | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(5)
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	0
Disposals	0
Ending balance	(2)
ECL | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(365)
Net transfers between stages	0
Business activity in the year	(54)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8
Limit management and final repayments	54
Ending balance	(357)
Stage 1 | Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	18
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Limit management and final repayments	(2)
Ending balance	8
Stage 1 | Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	112,645
Net transfers between stages	(989)
Business activity in the year	7,095
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,716)
Limit management and final repayments	(5,887)
Disposals	(5,203)
Ending balance	99,945
Stage 1 | Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	3,970
Net transfers between stages	(13)
Business activity in the year	363
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	196
Limit management and final repayments	(565)
Disposals	(743)
Ending balance	3,208
Stage 1 | Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	229,565
Net transfers between stages	(70)
Business activity in the year	52,611
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,388)
Limit management and final repayments	(49,930)
Ending balance	227,788
Stage 1 | ECL | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | ECL | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(34)
Net transfers between stages	(6)
Business activity in the year	(5)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11
Limit management and final repayments	4
Disposals	0
Ending balance	(30)
Stage 1 | ECL | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(5)
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	0
Disposals	0
Ending balance	(2)
Stage 1 | ECL | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(116)
Net transfers between stages	(23)
Business activity in the year	(23)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	29
Limit management and final repayments	14
Ending balance	(119)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	1,648
Net transfers between stages	989
Business activity in the year	36
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,071)
Limit management and final repayments	(110)
Disposals	(217)
Ending balance	1,275
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	103
Net transfers between stages	12
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Limit management and final repayments	(25)
Disposals	(30)
Ending balance	59
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	15,079
Net transfers between stages	(98)
Business activity in the year	1,166
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,178)
Limit management and final repayments	(1,983)
Ending balance	12,986
Lifetime expected credit losses | Stage 2 | ECL | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | ECL | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(15)
Net transfers between stages	6
Business activity in the year	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Limit management and final repayments	3
Disposals	0
Ending balance	(16)
Lifetime expected credit losses | Stage 2 | ECL | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | ECL | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(225)
Net transfers between stages	22
Business activity in the year	(31)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)
Limit management and final repayments	38
Ending balance	(217)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	1
Net transfers between stages	0
Business activity in the year	5
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	6
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	10
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	(10)
Ending balance	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	11
Net transfers between stages	1
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	(3)
Disposals	(1)
Ending balance	2
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	954
Net transfers between stages	168
Business activity in the year	68
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(261)
Limit management and final repayments	(163)
Ending balance	766
Lifetime expected credit losses | Stage 3 | ECL | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | ECL | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(1)
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | ECL | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | ECL | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(24)
Net transfers between stages	1
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	2
Ending balance	£ (21)